Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of stockholders equity
As of December 31, 2023, no Exchangeable Shares have been issued.

	SVS	MVS	Total
As of January 1, 2022	614,369,729	93,970,705	708,340,434
Issuance of shares in connection with acquisitions (Note 4)	7,392,857	—	7,392,857
Acquisition escrow shares returned and retired	(980,098)	—	(980,098)
Exercise of stock options (Note 17)	1,269,953	—	1,269,953
Issuance of SVS for settlement of RSUs (Note 17)	1,315,176	—	1,315,176
Share-based compensation (Note 17)	152,508	—	152,508
As of December 31, 2022	623,520,125	93,970,705	717,490,830
Issuance of shares in connection with acquisitions (Note 4)	12,329,002	—	12,329,002
Issuance of shares in connection with public offering	2,700,000	—	2,700,000
SVS contributed to Curaleaf, Inc. in connection with the Reorganization	(254,315)	—	(254,315)
Acquisition escrow shares returned and retired	(350,794)	—	(350,794)
Exercise of stock options (Note 17)	211,775	—	211,775
Issuance of SVS for settlement of RSUs	1,601,305	—	1,601,305
As of December 31, 2023	639,757,098	93,970,705	733,727,803